UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period: 6/30/09

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2009

		Market
Shares	Security	Value
	COMMON STOCK - 42.46%
	BEVERAGES - 2.57%
5,000	Coca-Cola Co.	$ 239,950

	CHEMICALS - 0.84%
2,000	Ecolab, Inc.	77,980

	COMMERCIAL SERVICES - 1.35%
5,000	Paychex, Inc.	126,000

	CONGLOMERATES - 1.26%
10,000	General Electric Co.	117,200

	CONSUMER PRODUCTS - 2.79%
4,000	Avery Dennison Corp.	102,720
3,000	Kimberly-Clark Corp.	157,290
		260,010
	CROP PREPARATION SERVICES - 1.29%
225	JG Boswell Co.	120,375

	DISTRIBUTION / WHOLESALE - 0.36%
1,000	Genuine Parts Co.	33,560

	ELECTRIC - 4.44%
10,000	Otter Tail Corp.	218,400
9,500	Unitil Corp.	195,890
		414,290
	FOOD - 4.71%
6,000	H.J. Heinz Co.	214,200
10,000	Sysco Corp.	224,800
		439,000
	INVESTMENT MANAGEMENT - 3.34%
2,000	Greenhill & Co. Inc.	144,420
4,000	T Rowe Price Group Inc.	166,680
		311,100
	MEDICAL - 5.94%
4,000	Abbott Laboratories	188,160
4,000	Eli Lilly & Co.	138,560

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

		Market
Shares	Security	Value
	MEDICAL - 5.94% (Continued)
4,000	Johnson & Johnson	$ 227,200
		553,920
	OIL & GAS - 3.16%
2,500	ChevronTexaco Corp.	165,625
6,000	Enerplus Resources Fund	128,940
		294,565
	PIPELINES - 0.85%
10,000	Atlas Pipeline Partners LP	79,600

	RETAIL -RESTAURANTS - 2.47%
4,000	McDonalds Corp.	229,960

	SEMICONDUCTORS - 1.42%
8,000	Intel Corp.	132,400

	TELECOMMUNICATIONS - 4.60%
10,000	AT&T, Inc.	248,400
4,000	Qualcomm, Inc.	180,800
		429,200
	TRANSPORTATION - 1.07%
2,000	United Parcel Service, Inc. - Class B	99,980

	TOTAL COMMON STOCK
	( Cost - $4,699,902)	3,959,090

	PREFERRED STOCK - 3.38%
	PIPELINES - 3.38%
10,000	El Paso Energy Capital Trust I, 4.75%
	TOTAL PREFERRED STOCK	315,000
	( Cost - $269,566)

	REAL ESTATE INVESTMENT TRUSTS - 34.63%
	Apartments- 5.46%
4,200	Apartment Investment & Management Co. - Preferred,9.375%	85,050
17,700	Apartment Investment & Management Co. - Preferred, 7.75%	295,767
30,000	Education Realty Trust, Inc.	128,700
		509,517
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

		Market
Shares	Security	Value
	Diversified- 9.90%
20,700	Colonial Properties Trust - Preferred, 8.125%	$ 382,950
16,125	Entertainment Properties Trust - Convertible Preferred -5.75%	169,383
5,000	Gladstone Commercial Corp.	64,800
11,000	Investors Real Estate Trust	97,790
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	208,353
		923,276
	Healthcare - 5.63%
44,000	Medical Properties Trust, Inc.	267,080
10,000	Nationwide Health Properties, Inc.	257,400
		524,480
	Manufactured Homes - 1.28%
15,000	UMH Properties, Inc.	119,550

	Mortgage - 1.15%
10,000	Northstar Realty Finance Corp. - Preferred, 8.25%	107,500

	Office Property - 6.62%
17,500	BioMed Realty Trust Inc.	179,025
23,000	HRPT Properties Trust - Convertible Preferred, 6.50%	295,780
35,000	HRPT Properties Trust	142,100
		616,905
	Storage - 1.45%
5,500	SovranSelfStorage, Inc.	135,300

	Warehouse - 3.14%
12,000	First Potomac Realty Trust	117,000
30,000	Monmouth Real Estate Investment Corp. - Class A	175,800
		292,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost - $4,167,449)	3,229,328
Principal Amount
	MORTGAGE BACKED SECURITIES -2.02%
180,481	Freddie Mac REMICS, 5.75% Due 7/15/2035	188,152
	(Cost - $180,880)

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

Principal		Market
Amount	Security	Value
	U.S. TREASURY BONDS - 15.04%
500,000	U.S. Treasury TIP Bond, 1.75% Due 1/15/28	$ 480,308
300,000	U.S. Treasury TIP Bond, 1.875% Due 7/15/15	332,487
500,000	U.S. Treasury TIP Bond, 2.00% Due 1/15/14	590,193
	TOTAL U.S. TREASURY BONDS - 15.04%	1,402,988
	( Cost - $1,410,561)

	SHORT-TERM INVESTMENTS - 5.68%
529,831	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.32% (a)	529,831
	( Cost - $529,831 )+

	TOTAL INVESTMENTS - 103.21%	9,624,389
	( Cost - $11,258,189) +
	OTHER Assets less Liabilites - (3.21%)	(299,108)
	NET ASSETS - 100.00%	$ 9,325,281

REMIC - Real Estate Mortgage Investment Conduit
TIP - Treasury Inflation Protected
(a) Rate shown is the rate in effect at June 30, 2009

	+Represents cost for financial reporting purposes and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	At June 30, 2009, net unrealized depreciation on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost
	Aggregate gross unrealized depreciation for all investments	$ 354,455
	for which there was an excess of cost over value	(1,988,255)
	Net unrealized depreciation	$ (1,633,800)

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

	Various inputs are used in determining the value of the fund's investments relating to
	Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities interest rates, prepaymemt spreads, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in
	determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication
	of the risk associated with investing in those securities.
	The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's
	assets carried at fair value:

	Valuation Inputs	Other Financial Instruments ($)
Level 1 - Quoted Prices	8,033,249	0
Level 2 - Other Significant Observable Prices	1,591,140	0
Level 3 - Significant Unobservable Inputs	0	0
Total	9,624,389	0

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2009

		Market
Shares	Security	Value

	COMMON STOCK - 87.65%
	AGRICULTURE - 3.33%
30,000	Cadiz, Inc. *	$ 288,900
10,000	Tejon Ranch Co. *	264,900
		553,800
	BEVERAGES - 0.79%
35,000	Heckmann Corp. *	131,250

	CROP PREPARATION SERVICES - 3.21%
1,000	JG Boswell Co.	535,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.36%
330,000	Entech Solar, Inc. *	59,400

	ENGINEERING & CONSTRUCTION - 1.97%
16,000	Layne Christensen Co. *	327,200

	ENVIRONMENTAL CONTROL - 17.84%
37,500	Calgon Carbon Corp. *	520,875
130,000	Energy Recovery, Inc. *	920,400
25,500	Hyflux Ltd. - ADR	38,250
42,500	Met-Pro Corp.	459,850
59,500	Nalco Holding Co.	1,001,980
1,000	Tetra Tech, Inc. *	28,650
		2,970,005
	FARM & MACHINERY EQUIPMENT - 2.52%
14,000	Toro Co.	418,600

	HEALTHCARE - PRODUCTS - 2.92%
30,000	Cantel Medical Corp. *	486,900

	HOUSEHOLD PRODUCTS / WARES - 0.01%
10,000	Eco-Safe Systems USA, Inc. *	1,500

	INDUSTRIAL MEASUREMENT INSTRUMENTS - 9.78%
3,500	Badger Meter, Inc.	143,500
2,000	Itron, Inc. *	110,140
The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

		Market
Shares	Security	Value
	INDUSTRIAL MEASUREMENT INSTRUMENTS - 9.78% (Continued)
23,250	Mesa Laboratories, Inc.	$ 455,933
30,509	OI Corp.	165,054
35,000	Watts Water Technologies, Inc.	753,900
		1,628,527
	MACHINERY - DIVERSIFIED - 5.59%
24,000	Gorman-Rupp Co.	484,080
13,500	Lindsay Corp.	446,850
		930,930
	METAL FABRICATE - 6.44%
207,500	Mueller Water Products, Inc.	776,050
7,500	Northwest Pipe Co. *	260,700
500	Valmont Industries, Inc.	36,040
		1,072,790
	MISCELLANEOUS MANUFACTURING - 8.28%
15,000	Ameron International Corp.	1,005,600
2,000	Pall Corp.	53,120
12,500	Pentair, Inc.	320,250
		1,378,970
	SPECIAL INDUSTRY MACHINERY - 1.43%
87,500	Entegris, Inc. *	238,000

	WATER SUPPLY- 23.18%
5,000	American States Water Co.	173,200
20,000	American Water Works Co.	382,200
35,000	Aqua America, Inc.	626,500
5,550	Artesian Resources Corp.	88,411
4,000	California Water Service Group	147,360
2,500	Connecticut Water Service, Inc.	54,225
60,000	Consolidated Water Co., Inc. - ADR	951,000
2,750	Pennichuck Corp.	62,700
15,000	SJW Corp.	340,500
80,000	Southwest Water Co.	441,600
20,000	Veolia Environnement - ADR	590,800
		3,858,496

	TOTAL COMMON STOCK	14,591,368
	( Cost - $19,326,730)

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

		Market
Shares	Security	Value
	PREFERRED STOCK - 4.34%
	BEVERAGES - 4.34%
45,000	Glacier Water Services, Inc., 9.0625%
	TOTAL PREFERRED STOCK	$ 722,250
	( Cost - $1,077,190)

	SHORT-TERM INVESTMENTS - 8.84%
1,471,273	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.32% (a)	1,471,273
	( Cost - $1,471,273)

	TOTAL INVESTMENTS - 100.83%
	( Cost - $21,875,193) +	16,784,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.83%)	(137,784)
	NET ASSETS - 100.00%	$ 16,647,107
* Non-Income producing security. (a) Rate shown is the rate in effect at June 30, 2009. ADR - American Depositary Reciept

	+Represents cost for financial reporting purposes and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	At June 30, 2009, net unrealized depreciation on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost	$ 406,041
	Aggregate gross unrealized depreciation for all investments
	for which there was an excess of cost over value	(5,496,343)
	Net unrealized depreciation	$ (5,090,302)

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2009

	Various inputs are used in determining the value of the fund's investments relating to Financial
	Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities,
	interest rates, prepaymemt spreads, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in determining the
	fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication
	of the risk associated with investing in those securities.
	The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's assets
	carried at fair value:

	Valuation Inputs	Other Financial Instruments ($)
Level 1 - Quoted Prices	16,784,891	0
Level 2 - Other Significant Observable Prices	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	16,784,891	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/John P. Odell

       John P. Odell, Co-Chairman  & Co-President

Date

8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

8/26/09

By (Signature and Title)

/s/Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

8/26/09